Third party reinsurance- Gross and net recoverable amounts (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Third party reinsurance
Gross	$ 484.2	$ 405.2
Collateral	237.0	83.4
Net	$ 247.2	$ 321.8
Percentage of Net Total	100.00%	100.00%
AAA
Third party reinsurance
Gross	$ 3.4
Collateral	0.0
Net	$ 3.4
Percentage of Net Total	1.00%
AA
Third party reinsurance
Gross	$ 117.2	$ 115.1
Collateral	14.3	1.5
Net	$ 102.9	$ 113.6
Percentage of Net Total	42.00%	35.00%
A
Third party reinsurance
Gross	$ 301.8	$ 212.9
Collateral	195.6	45.4
Net	$ 106.2	$ 167.5
Percentage of Net Total	43.00%	52.00%
BBB or lower
Third party reinsurance
Gross	$ 14.9	$ 19.5
Collateral	13.7	13.3
Net	$ 1.2	$ 6.2
Percentage of Net Total	1.00%	2.00%
Not rated
Third party reinsurance
Gross	$ 46.9	$ 57.7
Collateral	13.4	23.2
Net	$ 33.5	$ 34.5
Percentage of Net Total	13.00%	11.00%